INTANGIBLE ASSETS AND GOODWILL, NET (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 1,342,890	S/ 1,324,541	S/ 1,269,271
Brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	150,446	175,324
Mibanco [Member] | Brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	145,095	151,923
Inversiones IMT [Member] | Brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	5,351	9,941
Credicorp Capital Colombia - Correval [Member] | Brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 0	S/ 13,460